LEASE LIABILITIES - Lease liabilities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities
Lease liabilities - Beginning of period	$ 7,262,000	$ 1,446,000
Additions	1,377,000	7,081,000
Cash flows - Principal payments	(3,604,000)	(1,246,000)
Non-cash changes - Accretion	503,000	292,000
Disposals	(463,000)	(311,000)
Lease modifications	456,000	0
Lease liabilities - End of period	5,531,000	7,262,000
Less : current lease liabilities	3,056,000	2,855,000
Non-current lease liabilities	$ 2,475,000	$ 4,407,000